Consolidated Statement of Cash Flows - CHF (SFr)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Net result attributable to shareholders	SFr (54,043,000)	SFr (61,984,000)	SFr 117,853,000
Adjustments for:
Depreciation and amortization	2,369,000	2,420,000	2,388,000
Share-based compensation costs	4,105,000	5,207,000	5,088,000
Change in employee benefits	(670,000)	535,000	1,147,000
Income tax	2,000	0	0
Financial income	(7,214,000)	(4,279,000)	(1,859,000)
Financial expenses	38,000	5,155,000	619,000
Changes in working capital:
Change in other current assets	237,000	1,424,000	1,787,000
Change in trade and other receivables	(347,000)	(933,000)	25,264,000
Change in trade and other payables	524,000	(812,000)	(5,339,000)
Change in contract liability	(4,333,000)	(5,713,000)	(25,190,000)
Change in accrued expenses	161,000	45,000	(2,434,000)
Exchange (loss) gain on working capital positions	(39,000)	(21,000)	(98,000)
Interest paid	(26,000)	(34,000)	(646,000)
Income taxes paid	0	0	0
Other financial expense	(12,000)	(15,000)	(14,000)
Net cash (used in) from operating activities	(59,248,000)	(59,005,000)	118,566,000
Proceeds from investments in short-term time deposits	277,015,000	319,443,000	199,219,000
Investments in short-term time deposits	(240,045,000)	(277,825,000)	(299,417,000)
Acquisition of property, plant and equipment	(705,000)	(575,000)	(1,177,000)
Acquisition of intangible assets	(18,000)	(233,000)	(240,000)
Interest received	4,239,000	3,827,000	494,000
Net cash from (used in) investing activities	40,486,000	44,637,000	(101,121,000)
Proceeds from issuance of new shares	17,342,000	0	0
Transaction costs on issue of shares	(1,741,000)	0	0
Investments in treasury shares	0	0	(631,000)
Proceeds from issuance of shares under LTI plans	40,000	31,000	250,000
Payment of lease liabilities	(1,208,000)	(1,198,000)	(1,189,000)
Net cash from (used in) financing activities	14,433,000	(1,167,000)	(1,570,000)
Exchange (loss) gain on cash positions	894,000	(5,102,000)	258,000
Net increase (decrease) in cash and cash equivalents	(3,435,000)	(20,637,000)	16,133,000
Cash and cash equivalents at January 1	67,309,000	87,946,000	71,813,000
Cash and cash equivalents at December 31	SFr 63,874,000	SFr 67,309,000	SFr 87,946,000